STOCKHOLDERS' (DEFICIT) EQUITY - Summary of status of company's outstanding stock warrants (Details 3) - Common Stock warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015 $ / kg shares	Dec. 31, 2014 $ / kg shares	Dec. 31, 2013 $ / kg shares
Common Stock Warrants
Outstanding and exercisable at beginning of year | shares	45,473,780	72,140,447	92,020,447
Granted | shares	11,631,410		5,120,000
Exercised | shares
Expired | shares	(25,380,010)	(26,666,667)	(25,000,000)
Outstanding and exercisable at September 30, 2015 | shares	31,725,180	45,473,780	72,140,447
Weighted Average Exercise Price
Outstanding and exercisable at beginning of year | $ / kg	0.15	0.15	0.17
Granted | $ / kg			0.15
Exercised | $ / kg
Expired | $ / kg	0.15	0.15	0.20
Outstanding and exercisable at September 30, 2015 | $ / kg	0.10	0.15	0.15